GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Compensation Received on Termination of Charters) (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2012 containership	Sep. 30, 2010 vessels	Sep. 30, 2010 vessels	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Disposition of Assets [Abstract]
Loss				$ (1,384,000)	$ 18,025,000	$ 25,681,000
Term of time charter		5 years
Number of container vessels with charter agreement terminated	5
Number of drybulk carriers with charter agreement terminated		4	4
Daily charter rate of drybulk carriers with terminated charters			14,000
Compensation payable (receivable) for early contract termination of charter	40,000,000			49,200,000
Percent of common stock to be received upon exercise of warrants	10.00%
Total compensation received on termination of charters				$ 25,315,000	$ 0	$ 21,705,000